Derivative liabilities (Details 3) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Derivative liabilities
Balances at beginning of period	$ 149,182	$ 161,565
Embedded derivatives	0	26,376
Conversions/extinguishments	0	0
Changes in fair value inputs and assumptions reflected in income	8,873	(38,759)
Balances at end of period	$ 158,055	$ 149,182